Related Party Transactions - Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Deferred revenue from related parties	¥ 10,936	$ 1,586	¥ 17,111
Gopher Asset Management Co., Ltd.
Related Party Transaction
Deferred revenue from related parties	10,325	1,497	16,373
Gopher Capital GP Ltd
Related Party Transaction
Deferred revenue from related parties	¥ 611	$ 89	¥ 738